Summary of Significant Accounting Policies - Short-term Investments and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accumulated other comprehensive loss	$ (26)	$ 0	$ 0
Realized gains	400
Short-term investments:
Total short-term investments	94,114	7,188	0
Liabilities
Preferred stock warrants	0	157	53
Fair value of assets transferred from Level 1 to Level 2	0	0	0
Fair value of assets transferred from Level 2 to Level 1	0	0	0
Fair value of liabilities transferred from Level 1 to Level 2	0	0	0
Fair value of liabilities transferred from Level 2 to Level 1	0	0	0
Recurring basis
Cash equivalents:
Money market funds	14,250	6,446	5,084
Commercial paper	10,382	1,099
Total cash equivalents	24,632	7,545
Short-term investments:
Commercial paper	47,631	5,384
Corporate bonds	34,576	1,804
U.S. government securities	11,907
Total short-term investments	94,114	7,188
Total assets	118,746	14,733
Liabilities
Preferred stock warrants		157	53
Level 1 | Recurring basis
Cash equivalents:
Money market funds	14,250	6,446	5,084
Commercial paper	0	0
Total cash equivalents	14,250	6,446
Short-term investments:
Commercial paper	0	0
Corporate bonds	0	0
U.S. government securities	11,907
Total short-term investments	11,907	0
Total assets	26,157	6,446
Liabilities
Preferred stock warrants		0
Level 2 | Recurring basis
Cash equivalents:
Money market funds	0	0
Commercial paper	10,382	1,099
Total cash equivalents	10,382	1,099
Short-term investments:
Commercial paper	47,631	5,384
Corporate bonds	34,576	1,804
U.S. government securities	0
Total short-term investments	82,207	7,188
Total assets	92,589	8,287
Liabilities
Preferred stock warrants		0
Level 3 | Recurring basis
Cash equivalents:
Money market funds	0	0
Commercial paper	0	0
Total cash equivalents	0	0
Short-term investments:
Commercial paper	0	0
Corporate bonds	0	0
U.S. government securities	0
Total short-term investments	0	0
Total assets	$ 0	0
Liabilities
Preferred stock warrants		$ 157	$ 53